Details of non-controlling interest prior to intra-group eliminations (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Subsidiaries [Member]
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Current assets of subsidiaries	₩ 2,311,226	₩ 2,190,745
Non-current assets of subsidiaries	3,978,658	3,831,694
Current liabilities of subsidiaries	(916,288)	(867,716)
Non-current liabilities of subsidiaries	(2,150,581)	(2,074,333)
Net assets of subsidiaries	3,223,015	3,080,390
Book value of non-controlling interest	1,412,707	1,456,618
Sales of subsidiaries	2,550,576	2,511,444
Profit for the period of subsidiaries	289,443	258,175
Profit for the period attributable to non-controlling interest of subsidiaries	126,529	100,467
Cash flows from operating activities of subsidiaries	375,934	326,620
Cash flows from investing activities of subsidiaries	(616,659)	(295,540)
Cash flows from financing activities before dividends to non-controlling interest of subsidiaries	223,880	779,455
Dividends to non-controlling interest of subsidiaries	(86,108)	(116,437)
Effect of exchange rate fluctuation of subsidiaries	(33,006)	8,018
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ (135,959)	₩ 702,116
KEPCO Ilijan Corporation [Member]
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of noncontrolling interest	49.00%	49.00%
Current assets of subsidiaries	₩ 160,588	₩ 154,758
Non-current assets of subsidiaries	314,036	403,272
Current liabilities of subsidiaries	(21,546)	(19,256)
Non-current liabilities of subsidiaries	(36,255)	(39,193)
Net assets of subsidiaries	416,823	499,581
Book value of non-controlling interest	204,243	244,794
Sales of subsidiaries	109,183	116,667
Profit for the period of subsidiaries	66,320	51,552
Profit for the period attributable to non-controlling interest of subsidiaries	32,497	25,260
Cash flows from operating activities of subsidiaries	123,534	102,546
Cash flows from investing activities of subsidiaries	(5,276)	(117)
Cash flows from financing activities before dividends to non-controlling interest of subsidiaries	(44,442)	(56,863)
Dividends to non-controlling interest of subsidiaries	(48,855)	(55,705)
Effect of exchange rate fluctuation of subsidiaries	(7,432)	1,529
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ 17,529	₩ (8,610)
KEPCO Plant Service & Engineering [Member]
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of noncontrolling interest	49.00%	49.00%
Current assets of subsidiaries	₩ 623,934	₩ 553,924
Non-current assets of subsidiaries	571,152	532,497
Current liabilities of subsidiaries	(278,562)	(264,506)
Non-current liabilities of subsidiaries	(16,127)	(36,984)
Net assets of subsidiaries	900,397	784,931
Book value of non-controlling interest	441,194	384,616
Sales of subsidiaries	1,232,113	1,214,304
Profit for the period of subsidiaries	135,482	86,657
Profit for the period attributable to non-controlling interest of subsidiaries	66,386	42,462
Cash flows from operating activities of subsidiaries	129,801	121,240
Cash flows from investing activities of subsidiaries	(193,408)	79,807
Cash flows from financing activities before dividends to non-controlling interest of subsidiaries	(15,606)	(39,911)
Dividends to non-controlling interest of subsidiaries	(14,994)	(36,139)
Effect of exchange rate fluctuation of subsidiaries	(1,267)	127
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ (95,474)	₩ 125,124
KEPCO Engineering & Construction Company [Member]
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of noncontrolling interest	33.92%	33.92%
Current assets of subsidiaries	₩ 257,529	₩ 270,553
Non-current assets of subsidiaries	504,637	516,043
Current liabilities of subsidiaries	(221,860)	(286,444)
Non-current liabilities of subsidiaries	(83,274)	(78,232)
Net assets of subsidiaries	457,032	421,920
Book value of non-controlling interest	155,025	143,115
Sales of subsidiaries	490,193	506,012
Profit for the period of subsidiaries	21,222	17,796
Profit for the period attributable to non-controlling interest of subsidiaries	7,199	6,036
Cash flows from operating activities of subsidiaries	62,578	18,748
Cash flows from investing activities of subsidiaries	(8,622)	(7,556)
Cash flows from financing activities before dividends to non-controlling interest of subsidiaries	(55,504)	(1,634)
Dividends to non-controlling interest of subsidiaries	(1,419)	(2,539)
Effect of exchange rate fluctuation of subsidiaries	(101)	(854)
Net increase (decrease) of cash and cash equivalents of subsidiaries	(3,068)	6,165
Others [Member]
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Current assets of subsidiaries	1,269,175	1,211,510
Non-current assets of subsidiaries	2,588,833	2,379,882
Current liabilities of subsidiaries	(394,320)	(297,510)
Non-current liabilities of subsidiaries	(2,014,925)	(1,919,924)
Net assets of subsidiaries	1,448,763	1,373,958
Book value of non-controlling interest	612,245	684,093
Sales of subsidiaries	719,087	674,461
Profit for the period of subsidiaries	66,419	102,170
Profit for the period attributable to non-controlling interest of subsidiaries	20,447	26,709
Cash flows from operating activities of subsidiaries	60,021	84,086
Cash flows from investing activities of subsidiaries	(409,353)	(367,674)
Cash flows from financing activities before dividends to non-controlling interest of subsidiaries	339,432	877,863
Dividends to non-controlling interest of subsidiaries	(20,840)	(22,054)
Effect of exchange rate fluctuation of subsidiaries	(24,206)	7,216
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ (54,946)	₩ 579,437